OTHER BORROWINGS	12 Months Ended
Dec. 31, 2011
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
NOTE 9 – OTHER BORROWINGS

A summary of other borrowings at December 31 follows:

	2011	2010
	(In thousands)
Advances from the Federal Home Loan Bank	$33,384	$71,022
Other	3	10
Total	$33,387	$71,032

Advances from the Federal Home Loan Bank (“FHLB”) are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 136% to 200%, respectively of outstanding advances, as well as certain agency mortgage backed securities. Advances are also secured by FHLB stock that we own. As of December 31, 2011, we had unused borrowing capacity with the FHLB (subject to the FHLB's credit requirements and policies) of $149.7 million. Interest expense on advances amounted to $1.4 million, $1.9 million and $4.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. During 2011, 2010 and 2009 FHLB advances totaling $33.0 million, $25.0 million and $151.5 million, respectively were terminated with no realized gain or loss.

As a member of the FHLB, we must own FHLB stock equal to the greater of 1.0% of the unpaid principal balance of residential mortgage loans or 5.0% of our outstanding advances. At December 31, 2011, we were in compliance with the FHLB stock ownership requirements.

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2011		2010
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2011			$2,250	5.89%
2012	$12,354	0.50%	364	6.90
2013	-		-
2014	4,240	5.73	4,240	5.73
2015	-		-
2016	2,505	6.55	2,590	6.55
2017 and thereafter	11,285	6.59	11,578	6.59
Total fixed-rate advances	30,384	3.99	21,022	6.34
Variable-rate advances
2011	-		42,000	0.33
2013	-		5,000	0.92
2014	3,000	0.51	-
2015	-		3,000	0.66
Total variable-rate advances	3,000	0.51	50,000	0.41
Total advances	$33,384	3.68%	$71,022	2.16%

A summary of repayments of FHLB Advances at December 31, 2011, follows:

(In thousands)

2012	$12,762
2013	441
2014	7,717
2015	515
2016	2,521
2017 and thereafter	9,428
Total	$33,384

All repurchase agreements outstanding at December 31, 2009 matured during 2010. These securities were being held by the counterparty to the repurchase agreement. Repurchase agreements averaged $30.7 million and $35.0 million during 2010 and 2009 respectively. The maximum amounts outstanding at any month end during 2010 and 2009 were $35.0 million in each year, respectively. Interest expense on repurchase agreements totaled $1.4 million and $1.6 million, for the years ended 2010 and 2009, respectively. No repurchase agreements were prepaid during 2010 or 2009.

We had no borrowings outstanding with the FRB during the years ended or at December 31, 2011 or 2010. We had unused borrowing capacity with the FRB (subject to the FRB's credit requirements and policies) of $0.5 million at December 31, 2011. Collateral for FRB borrowings are certain securities available for sale. Interest expense on these borrowings amounted to $0.2 million for the year ended December 31, 2009. FRB borrowings averaged $59.8 million during 2009. The maximum amount outstanding at any month end during 2009 was $206.0 million.

Assets, including securities available for sale and loans, pledged to secure other borrowings totaled $391.7 million at December 31, 2011.